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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22551

MainStay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)      (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-624-6782

Date of fiscal year end:  May 31

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2015 is filed herewith.

MainStay DefinedTerm Municipal Opportunities Fund

Portfolio of Investments February 28, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 150.9% †
	Alabama 0.8% (0.5% of Managed Assets)
	Jefferson County, Limited Obligation School, Revenue Bonds Series A, Insured: AMBAC 4.75%, due 1/1/25	$250,000	$250,048
	Jefferson County, Public Building Authority, Revenue Bonds Insured: AMBAC 5.00%, due 4/1/26	4,500,000	4,173,435
			4,423,483
	Alaska 0.8% (0.5% of Managed Assets)
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	5,295,000	4,292,974

	Arizona 0.8% (0.5% of Managed Assets)
	Phoenix Industrial Development Authority, Downtown Phoenix Student LLC, Revenue Bonds
	Series A, Insured: AMBAC 4.50%, due 7/1/32	1,000,000	970,630
	Series A, Insured: AMBAC 4.50%, due 7/1/42	150,000	140,790
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	2,000,000	2,024,940
	Pima County Industrial Development Authority, PLC Charter Schools Project, Revenue Bonds 6.75%, due 4/1/36	1,075,000	1,086,847
			4,223,207
	California 27.0% (17.7% of Managed Assets)
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	3,860,000	3,313,964
	5.60%, due 6/1/36	2,575,000	2,396,449
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	2,165,000	2,670,701
	California Statewide Communities Development Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/42	1,900,000	2,038,472
	Carson Redevelopment Agency, Redevelopment Project Area 1, Tax Allocation Series B, Insured: NATL-RE (zero coupon), due 10/1/25	75,000	49,056
	Ceres Unified School District, Cabs-Election, Unlimited General Obligation Series A (zero coupon), due 8/1/43	6,375,000	1,077,885
¤	City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42 (a)(b)	19,500,000	22,035,000
	Fontana Unified School District, Cabs Unlimited General Obligation
	Series C (zero coupon), due 8/1/34	14,000,000	5,506,060
	Series C (zero coupon), due 8/1/42	18,600,000	4,406,898
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	6,975,000	6,794,278
	Series A, Insured: AGC, FGIC 5.00%, due 6/1/35 (a)(b)	16,110,000	16,299,615
	Series A-2 5.30%, due 6/1/37 (c)	5,000,000	4,225,650
	Inglewood Public Financing Authority, Cabs-Lease, Revenue Bonds
	(zero coupon), due 8/1/30	2,530,000	1,008,078
	(zero coupon), due 8/1/31	2,530,000	931,875
	Lancaster Financing Authority, Subordinated Project No. 5 & 6, Redevelopment Projects, Tax Allocation Series B, Insured: NATL-RE 4.625%, due 2/1/24	215,000	217,232
	Marysville Joint Unified School District, Capital Project, Certificates of Participation
	Insured: AGM (zero coupon), due 6/1/25	1,850,000	1,193,953
	Insured: AGM (zero coupon), due 6/1/27	2,445,000	1,385,141
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/41	16,780,000	3,588,739
	Oceanside, California Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/50	17,190,000	2,183,474
¤	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39 (a)(b)	19,100,000	22,283,726
	San Bernardino City Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/31	5,000,000	2,343,350
	State of California, Unlimited General Obligation 5.00%, due 8/1/31	5,000,000	5,892,200
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.50%, due 9/1/17	100,000	98,903
	Insured: NATL-RE 4.80%, due 9/1/20	105,000	102,665
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.25%, due 9/1/31	630,000	630,523
	Series A, Insured: RADIAN 5.25%, due 9/1/34	2,925,000	2,914,382
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 10/1/31	175,000	176,505
	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series A-1 5.00%, due 6/1/37	3,000,000	2,569,500
¤	University of California, Regents Medical Center, Revenue Bonds Series J 5.00%, due 5/15/43 (a)(b)	23,260,000	26,226,985
	Westminster School District, Cabs - Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	10,000,000	1,327,300
			145,888,559
	Colorado 0.1% (0.0%‡ of Managed Assets)
	E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/29	660,000	320,199

	District of Columbia 0.8% (0.6% of Managed Assets)
	Metropolitan Washington Airports Authority, Revenue Bonds Series C, Insured: GTY 0.00%, due 10/1/41 (c)	3,900,000	4,589,247

	Florida 6.6% (4.3% of Managed Assets)
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	20,000,000	21,018,200
	JEA Electric System, Revenue Bonds Series C 5.00%, due 10/1/37 (a)(b)	12,980,000	14,683,881
			35,702,081
	Georgia 0.1% (0.1% of Managed Assets)
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 6.25%, due 6/15/20	390,000	417,624

	Guam 3.3% (2.2% of Managed Assets)
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	7,550,000	8,752,564
	Guam International Airport Authority, Revenue Bonds
	Series C 5.00%, due 10/1/21 (d)	4,500,000	5,200,650
	Series C, Insured: AGM 6.00%, due 10/1/34 (d)	3,425,000	4,052,871
			18,006,085
	Illinois 18.8% (12.3% of Managed Assets)
¤	Chicago Board of Education, Unlimited General Obligation
	Series A 5.50%, due 12/1/39	6,500,000	6,878,690
	Series A, Insured: AGM 5.50%, due 12/1/39 (a)(b)	20,000,000	21,613,000
	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 1/1/38	3,000,000	3,248,430
	Insured: AGM 5.75%, due 1/1/38	5,000,000	5,758,250
	Chicago, Unlimited General Obligation Series C 5.00%, due 1/1/40 (a)(b)	19,570,000	19,855,526
¤	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50 (a)(b)	20,000,000	22,040,588
	State of Illinois, Unlimited General Obligation 5.25%, due 7/1/31 (a)(b)	20,000,000	21,861,597
			101,256,081
	Indiana 0.2% (0.1% of Managed Assets)
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	1,105,000	1,079,673

	Iowa 1.1% (0.7% of Managed Assets)
	Coralville Urban Renewal Revenue, Tax Increment, Tax Allocation Series C 5.00%, due 6/1/47	4,220,000	3,749,174
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds Series B 5.50%, due 10/1/31	2,075,000	2,083,404
			5,832,578
	Kansas 4.0% (2.7% of Managed Assets)
	Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/32 (a)(b)	19,290,000	21,896,413

	Louisiana 1.0% (0.7% of Managed Assets)
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	405,000	358,895
	Series A, Insured: CIFG 5.00%, due 7/1/22	1,105,000	1,122,746
	Series A, Insured: CIFG 5.00%, due 7/1/24	1,200,000	1,210,788
	Series A, Insured: CIFG 5.00%, due 7/1/30	2,870,000	2,860,673
			5,553,102
	Maryland 4.4% (2.9% of Managed Assets)
¤	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Obligated Group, Revenue Bonds Series C 5.00%, due 5/15/43 (a)(b)	20,870,000	23,628,840

	Michigan 10.3% (6.7% of Managed Assets)
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.00%, due 7/1/32	1,500,000	1,613,340
	Series A 5.25%, due 7/1/39	7,500,000	8,076,300
	Series C-1, Insured: AGM 7.00%, due 7/1/27	3,450,000	4,027,910
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series A, Insured: NATL-RE 4.50%, due 7/1/31	760,000	760,000
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,853,210
	Series C 5.00%, due 7/1/41	1,005,000	1,058,466
	Series A 5.25%, due 7/1/41	2,385,000	2,544,962
	Series A 5.75%, due 7/1/37	5,000,000	5,491,600
	Michigan Finance Authority, Limited Obligation, Public School Academy, University Learning, Revenue Bonds 7.375%, due 11/1/30	2,920,000	3,203,182
	Michigan Finance Authority, Public School Academy, Revenue Bonds 7.50%, due 11/1/40	2,745,000	3,017,743
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
	8.00%, due 4/1/30	1,195,000	1,299,825
	8.00%, due 4/1/40	500,000	542,040
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	5,120,000	4,540,365
	Series A 6.00%, due 6/1/48	12,580,000	10,771,499
	Wayne Charter County Michigan, Airport Hotel, Detroit Metropolitan Airport, Limited General Obligation Series A, Insured: NATL-RE 5.00%, due 12/1/30	2,600,000	2,607,098
	Wayne Charter County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,135,000	2,189,805
			55,597,345
	Missouri 0.4% (0.3% of Managed Assets)
	St. Louis County Industrial Development Authority, Nazareth Living Center, Revenue Bonds 6.125%, due 8/15/42	2,120,000	2,266,365

	Nebraska 4.6% (3.0% of Managed Assets)
¤	Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (a)(b)	20,000,000	22,378,200
	Omaha Public Power District, Revenue Bonds Series A 5.25%, due 2/1/42	2,095,000	2,449,998
			24,828,198
	Nevada 2.5% (1.6% of Managed Assets)
	City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds Series A 6.75%, due 6/15/28 (a)	12,500,000	13,559,625

	New Hampshire 0.5% (0.3% of Managed Assets)
	Manchester Housing & Redevelopment Authority Inc., Revenue Bonds Series B, Insured: ACA (zero coupon), due 1/1/24	4,740,000	2,641,792

	New Jersey 5.8% (3.8% of Managed Assets)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (d)	9,120,000	9,992,875
	Series B 5.625%, due 11/15/30 (d)	2,500,000	2,834,800
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.00%, due 6/15/37 (d)	1,000,000	1,051,520
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.75%, due 6/1/34	2,185,000	1,701,875
	Series 1A 5.00%, due 6/1/41	20,000,000	15,638,400
			31,219,470
	New York 3.3% (2.1% of Managed Assets)
	New York Liberty Development Corp., World Trade Center, Revenue Bonds Class 3 7.25%, due 11/15/44 (a)	6,000,000	7,254,480
	New York State Dormitory Authority, Revenue Bonds Series A 5.00%, due 3/15/35	2,500,000	2,920,375
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	2,000,000	2,060,580
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	4,395,000	5,384,842
			17,620,277
	Ohio 6.2% (4.1% of Managed Assets)
	American Municipal Power, Inc., Revenue Bonds Series A 5.25%, due 2/15/31	15,000,000	17,393,550
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	2,550,000	2,191,241
	Series A-2 5.75%, due 6/1/34	2,425,000	1,988,209
	Series A-2 5.875%, due 6/1/30	13,890,000	11,885,117
			33,458,117
	Pennsylvania 9.8% (6.4% of Managed Assets)
	Harrisburg, Capital Appreciation, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	95,000	72,034
	Pennsylvania Economic Development Financing Authority, Aqua Pennsylvania Inc. Project, Revenue Bonds 5.00%, due 11/15/40	10,710,000	12,169,130
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds 6.00%, due 7/1/53 (a)(b)	14,260,000	17,020,706
	Pennsylvania Turnpike Commission, Revenue Bonds Series B 5.25%, due 12/1/44	13,400,000	15,431,842
	Philadelphia Authority for Industrial Development, Nueva Esperanza Inc., Revenue Bonds 8.20%, due 12/1/43	2,000,000	2,237,620
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds 5.25%, due 9/1/31 (e)(f)	2,500,000	520,575
	Philadelphia, Unlimited General Obligation 6.00%, due 8/1/36	4,625,000	5,424,246
			52,876,153
	Puerto Rico 9.0% (5.9% of Managed Assets)
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation
	Series A-4, Insured: AGM 5.00%, due 7/1/31	340,000	343,322
	Series A, Insured: AGM 5.00%, due 7/1/35	8,820,000	8,887,914
	Series A-4, Insured: AGM 5.25%, due 7/1/30	8,045,000	8,281,201
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	575,000	616,245
	Series A, Insured: AGC 5.50%, due 7/1/29	435,000	475,516
	Series C, Insured: AGM 5.50%, due 7/1/32	610,000	615,020
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: CIFG 4.50%, due 7/1/36	5,835,000	4,917,154
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 5.00%, due 7/1/26	500,000	500,240
	Series TT, Insured: AGM 5.00%, due 7/1/27	100,000	99,574
	Puerto Rico Government Development Bank, Senior Notes, Revenue Notes Series B-1A 7.75%, due 6/30/15	5,000,000	4,975,000
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series K, Insured: CIFG 5.00%, due 7/1/18	530,000	531,516
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,000,000	5,228,850
	Series CC, Insured: AGM 5.25%, due 7/1/34	160,000	169,163
	Series CC, Insured: AGM 5.50%, due 7/1/29	335,000	362,168
	Series N, Insured: AGM, GTY 5.50%, due 7/1/29	6,000,000	6,486,600
	Series CC, Insured: AGM 5.50%, due 7/1/30	5,265,000	5,712,420
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/30	235,000	226,545
			48,428,448
	Rhode Island 3.1% (2.0% of Managed Assets)
	Narragansett Bay Commission Wastewater System, Revenue Bonds Series A 5.00%, due 9/1/38 (a)(b)	15,000,000	16,950,300

	Tennessee 3.0% (2.0% of Managed Assets)
	Chattanooga, TN, Industrial Development Board, Lease Rental, Revenue Bonds Insured: AGM 5.00%, due 10/1/30 (a)(b)	15,000,000	16,258,800

	Texas 9.5% (6.2% of Managed Assets)
	Dallas/Fort Worth International Airport, Joint Improvement, Revenue Bonds Series A 5.00%, due 11/1/43 (d)	5,180,000	5,591,396
	Harris County-Houston Sports Authority, Revenue Bonds
	Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	27,858
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	1,320,000	553,872
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	2,520,000	1,027,102
	Series H, Insured: NATL-RE (zero coupon), due 11/15/35	2,080,000	704,184
	Series H, Insured: NATL-RE (zero coupon), due 11/15/37	6,705,000	2,162,161
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	175,000	55,314
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	260,000	78,777
	Newark Cultural Education Facilities Finance Corp., A. W. Brown-Fellowship Leadership Academy, Revenue Bonds Series A 6.00%, due 8/15/42	5,640,000	5,822,680
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	5,500,000	6,122,105
	5.00%, due 12/15/32 (a)(b)	20,000,000	22,016,941
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/35	23,750,000	6,967,062
			51,129,452
	U.S. Virgin Islands 1.5% (1.0% of Managed Assets)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	2,475,000	2,825,113
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	4,650,000	5,307,789
			8,132,902
	Vermont 0.2% (0.1% of Managed Assets)
	Vermont State Student Assistance Corp., Revenue Bonds Series A 5.10%, due 6/15/32 (d)	895,000	931,489

	Virginia 7.3% (4.8% of Managed Assets)
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	14,185,000	10,237,173
¤	Virginia Commonwealth Transportation Board, Capital Projects, Revenue Bonds 5.00%, due 5/15/31 (a)(b)	20,315,000	23,416,878
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 6.00%, due 1/1/37 (d)	5,000,000	5,827,750
			39,481,801
	Washington 4.0% (2.6% of Managed Assets)
	Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series A 5.00%, due 8/15/44 (a)(b)	19,665,000	21,359,336

	West Virginia 0.1% (0.1% of Managed Assets)
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	445,000	447,056
	Total Investments (Cost $759,416,692) (j)	150.9%	814,297,072
	Floating Rate Note Obligations (g)	(39.5)	(213,380,000)
	Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(13.0)	(70,000,000)
	Other Assets, Less Liabilities	1.6	8,814,335
	Net Assets Applicable to Common Shares	100.0%	$539,731,407

		Contracts Short	Unrealized Appreciation (Depreciation)(h)
	Futures Contracts 0.0% ‡
	United States Treasury Note June 2015 (10 Year) (i)	(700)	$178,929
	Total Futures Contracts Short (Notional Amount $89,457,813)		$178,929

¤	Among the Fund's 10 largest holdings or issuers held, as of February 28, 2015. May be subject to change daily.

†	Percentages indicated are based on Fund net assets applicable to Common Shares, unless otherwise noted.

‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(b)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.

(c)	Step coupon - Rate shown was the rate in effect as of February 28, 2015.

(d)	Interest on these securities was subject to alternative minimum tax.

(e)	Illiquid security - As of February 28, 2015, the total market value of this security was $520,575, which represented 0.1% of the Fund's net assets.

(f)	Issue in default.

(g)	Face value of Floating Rate Notes received from TOB transactions.

(h)	Represents the difference between the value of the contracts at the time they were opened and the value as of February 28, 2015.

(i)	As of February 28, 2015, cash in the amount of $945,000 was on deposit with a broker for futures transactions.

(j)	As of February 28, 2015, cost was $548,531,853 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$59,992,820
Gross unrealized depreciation	(7,607,601)
Net unrealized appreciation	$52,385,219

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued).

The following abbreviations are used in the preceding pages:

ACA —ACA Financial Guaranty Corp.

AGC —Assured Guaranty Corp.

AGM —Assured Guaranty Municipal Corp.

AMBAC —Ambac Assurance Corp.

BAM —Build America Mutual Assurance Co.

CIFG —CIFG Group

FGIC —Financial Guaranty Insurance Co.

GTY —Assured Guaranty Corp.

NATL-RE —National Public Finance Guarantee Corp.

RADIAN —Radian Asset Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$814,297,072	$—	$814,297,072
Total Investments in Securities	—	814,297,072	—	814,297,072
Other Financial Instruments
Futures Contracts Short (b)	178,929	—	—	178,929
Total Investments in Securities and Other Financial Instruments	$178,929	$814,297,072	$—	$814,476,001

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2015 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay DefinedTerm Municipal Opportunities Fund (the "Fund") adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the Fund’s third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review, and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The aggregate value by input level, as of February 28, 2015, for the Fund's assets or liabilities is included at the end of the Fund’s Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended February 28, 2015, there have been no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2015, the Fund did not hold any securities that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded and are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are generally categorized as Level 2 in the hierarchy.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: April 24, 2015

By: /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: April 24, 2015